Long-Term Debt and Other Financial Liabilities, June 2022 Alpha Bank Loan Facility (Details) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Jun. 21, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding		$ 293,958	$ 293,958	$ 261,451
June 2022 Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount					$ 21,000
Term of loan			4 years
Final balloon payment		11,000	$ 11,000
Minimum liquidity to be maintained in earnings account		500	500
Balance outstanding		$ 12,000	$ 12,000
June 2022 Alpha Bank Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Security cover ratio		125.00%	125.00%
June 2022 Alpha Bank Loan Facility [Member] | SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	2.95%
June 2022 Alpha Bank Loan Facility [Member] | Term SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate		2.40%
June 2022 Alpha Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			4
Frequency of periodic payment			quarterly
Installment payment			$ 1,000
June 2022 Alpha Bank Loan Facility [Member] | Next Twelve Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			12
Frequency of periodic payment			quarterly
Installment payment			$ 500
Pledged Amount of June 2022 Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate			0.75%